WCT FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                December 28, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  WCT FUNDS (the "TRUST")
               WCT Equity Fund

           1933 Act File No. 333-35785
           1940 Act File No. 811-08335

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated December 31, 1999, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on December 22, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-1432.

                                                   Very truly yours,

                                                   /s/ Victor R. Siclari
                                                   Victor R. Siclari
                                                   Assistant Secretary